Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the fair value of derivative instruments as of December 31, 2015 and 2014 which consist solely of foreign exchange contracts:

	Asset Derivatives		Liability Derivatives
(dollars in millions)	2015	2014	2015	2014
Derivatives designated as hedging instruments	$4	$3	$428	$248
Derivatives not designated as hedging instruments	97	139	105	71

Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]
The impact from foreign exchange derivative instruments that qualified as cash flow hedges was as follows:

	Year Ended December 31,
(dollars in millions)	2015	2014
Loss recorded in Accumulated other comprehensive loss	$(415)	$(263)
Loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	$234	$96